Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,460,000
Proposed Maximum Offering Price per Unit	0.3430
Maximum Aggregate Offering Price	$ 1,872,780.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 258.63
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of BiomX Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is based on $0.343 per share, which is the average of the high and low prices of the Registrant’s common stock as reported on the NYSE American on June 29, 2026.

Fee Calculation Rule is “Other” pursuant to the Filing Fee Disclosure and Payment Methods Modernization rules adopted by the Securities and Exchange Commission. The fee is calculated in accordance with Rules 457(c) and 457(h) under the Securities Act.

Represents shares of the Registrant’s common stock issuable pursuant to awards granted or to be granted under the BiomX Inc. 2026 Equity Incentive Plan.